FEDERATED EQUITY FUNDS
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 28, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED EQUITY FUNDS
Federated Clover Value Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Federated Clover Small Value Fund
Class A Shares
Class C Shares
Institutional Shares

(Collectively, the “Funds”)
1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, the definitive Supplements to the Prospectuses and Statements of Additional Information of the above-referenced Funds dated January 21, 2009, as amended on August 28, 2009, are hereby electronically transmitted.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ Heidi Loeffert
Heidi Loeffert
Senior Paralegal

Enclosures

Federated Clover Small Value Fund
Class A Shares
Class C Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO PROSPECTUS DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Small Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Diversified Small Cap Value Fund. Upon consummation of the reorganization, on August 28, 2009 Federated Clover Small Value Fund adopted the performance history and the financial operating history of the Touchstone Diversified Small Cap Value Fund.  Accordingly, the risk return bar charts and tables and financial highlights of the Federated Clover Small Value Fund are being updated to reflect the adopted performance and financial operating history.

Under the heading entitled “Risk Return Bar Chart and Table” please delete the narrative and chart information in their entirety and replace them with the following:

“The Fund is the successor to the Touchstone Diversified Small Cap Value Fund (the “Touchstone Small Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund become the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. On August 28, 2009 the Touchstone Small Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Small Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Small Fund. The Touchstone Small Fund was managed by the same portfolio management team as the Fund. Touchstone Small Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar-year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The “y” axis reflects the “% Total Return” beginning with -30% and increasing in increments of 5% up to 50%

The “x” axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008.   The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year.   The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, fort he calendar years 1999 through 2008.   The percentages noted are:  29.57%, 10.59%, 27.42%, -20.75%, 45.48%, 20.14%, 3.06%, 15.83%, -2.97% and -25.44%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees.  If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was (0.52)%.

Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 26.61% (quarter ended June 30, 1999). Its lowest quarterly return was (22.37) % (quarter ended September 30, 2002).

Under the heading entitled “Average Annual Total Return Table” please delete the narrative and chart information and replace with the following:

“The Average Annual Total Returns for the Fund’s Class A Shares and Class C Shares are reduced to reflect applicable sales charges.  Return Before Taxes is shown for all classes.   In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Value Index (Russell 2000 Value).  Returns of the Russell 2000 Value do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.  The index is unmanaged and, unlike the Fund, is not affected by cash flows.  It is not possible to invest directly in an index.

 (For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares1,2:
Return Before Taxes	(29.71)%	(0.45)%	7.49%
Return After Taxes on Distributions[3]	(30.52)%	(3.53)%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(18.38)%	(0.44)%	6.35%
Class C Shares[2]	(25.92)%	0.05%	7.35%
Russell 2000 Value[4]	(28.92)%	(0.27)%	6.11%

1	The Fund is the successor to the Touchstone Small Fund, formerly a portfolio of the Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009.

2	The Fund’s Class A Shares and Class C Shares total returns for such periods are those of the Touchstone Small Fund.

3
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. “

Under the heading entitled “Financial Highlights” please delete the section in its entirety and replace with the following:

“The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

The Fund is the successor to the Touchstone Small Fund (Predecessor Fund), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on  March 16, 2009, when the Fund become the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. On August 28, 2009 the Touchstone Small Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Small Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Small Fund. The Touchstone Small Fund was managed by the same portfolio management team as the Fund. Touchstone Small Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

This information, for the Fund’s Class A Shares and Class C Shares has been audited by Ernst & Young LLP, an independent registered public accounting firm.  Their report and the Predecessor Fund’s financial statements are included in the Predecessor Fund’s 2008 Annual Report.

Federated Clover Small Value Fund- Class A Shares

Financial Highlights1

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	9/30/2008	09/30/2007 [2]
Net Asset Value, Beginning of Period	$19.56	$26.95
Income From Investment Operations:
Net investment income	0.04	0.02
Net realized and unrealized gain (loss) on investments	(1.62)	0.38
TOTAL FROM INVESTMENT OPERATIONS	(1.58)	0.40
Less Distributions:
Distributions from net investment income	(0.08)	-
Distributions from net realized gains	(5.26)	(7.79)
TOTAL DISTRIBUTIONS	(5.34)	(7.79)
Net Asset Value, End of Period	$12.64	$19.56
Total Return[3]	(8.85)%	1.68%
Ratios to Average Net Assets:
Net expenses	1.45%	1.28%[4]
Net investment income	0.67%	0.23%[4]
Expense waiver/reimbursement[5]	4.42%	0.53%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$625	$205
Portfolio turnover	67%	79%

1
Represents per share information for the Predecessor Fund.  On the merger date, the Predecessor Fund shareholders received shares in the Fund based on a conversion ratio.  On that date, the Financial Highlights shown above were adjusted to be more comparable.  This adjustment did not affect the value of the Fund’s net assets or each shareholder’s proportional ownership interest in those assets.

2	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.

3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year are not annualized.

4	Computed on an annualized basis.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the  Predecessor Fund’s Annual Report, dated September 30, 2008, which can be obtained fee of charge.

Federated Clover Small Value Fund- Class C Shares

Financial Highlights1

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	9/30/2008	09/30/2007 [2]
Net Asset Value, Beginning of Period	$19.48	$26.95
Income From Investment Operations:
Net investment income (loss)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.67)	0.36
TOTAL FROM INVESTMENT OPERATIONS	(1.68)	0.32
Less Distributions:
Distributions from net investment income	(0.06)	-
Distributions from net realized gains	(5.26)	(7.79)
TOTAL DISTRIBUTIONS	(5.32)	(7.79)
Net Asset Value, End of Period	$12.48	$19.48
Total Return[3]	(9.56)%	1.26%
Ratios to Average Net Assets:
Net expenses	2.20%	1.86%[4]
Net investment income (loss)	(0.09)%	(0.38)%[4]
Expense waiver/reimbursement[5]	2.19%	_
Supplemental Data:
Net assets, end of period (000 omitted)	$619	$79
Portfolio turnover	67%	79%

1
Represents per share information for the Predecessor Fund.  On the merger date, the Predecessor Fund shareholders received shares in the Fund based on a conversion ratio.  On that date, the Financial Highlights shown above were adjusted to be more comparable. This adjustment did not affect the value of the Fund’s net assets or each shareholder’s proportional ownership interest in those assets.

2	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.

3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year are not annualized.

4	Computed on an annualized basis.

5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

Further information about the Fund’s performance is contained in the Predecessor Fund’s Annual Report, dated September 30, 2008, which can be obtained fee of charge.

August 28, 2009
Cusip 314172 28 9
Cusip 314172 27 1
40909 (8/09)

Federated Clover Small Value Fund
Institutional Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO PROSPECTUS DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Small Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Diversified Small Cap Value Fund. Upon consummation of the reorganization, on August 28, 2009 Federated Clover Small Value Fund adopted the performance history and the financial operating history of the Touchstone Diversified Small Cap Value Fund.  Accordingly, the risk return bar charts and tables and financial highlights of the Federated Clover Small Value Fund are being updated to reflect the adopted performance and financial operating history.

Under the heading entitled “Risk Return Bar Chart and Table” please delete the narrative and chart information in their entirety and replace them with the following:

“The Fund is the successor to the Touchstone Diversified Small Cap Value Fund (the “Touchstone Small Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. On August 28, 2009 the Touchstone Small Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Small Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Small Fund which has not been adjusted to reflect the expense of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Touchstone Small Fund. The Touchstone Small Fund was managed by the same portfolio management team as the Fund. Touchstone Small Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar-year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The “y” axis reflects the “% Total Return” beginning with -30% and increasing in increments of 5% up to 50%

The “x” axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008.   The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year.   The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, fort he calendar years 1999 through 2008.   The percentages noted are:  29.57%, 10.59%, 27.42%, -20.73%, 45.48%, 20.14%, 3.06%, 15.83%, -2.97% and -25.44%, respectively.

The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns shown in the bar chart above are based upon net asset value.

The Fund’s Institutional Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was (0.52)%.

Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 26.61% (quarter ended June 30, 1999).  Its lowest quarterly return was (22.37)% (quarter ended September 30, 2002).

Under the heading entitled “Average Annual Total Return Table” please delete the narrative and chart information and replace with the following:

“Return Before Taxes is shown for Institutional Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.  The table also shows returns for the Russell 2000 Value Index (Russell 2000 Value).  Returns of the Russell 2000 Value do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.  The index is unmanaged and, unlike the Fund, is not affected by cash flows.   It is not possible to invest directly in an index.

 (For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Institutional Shares1:
Return Before Taxes	(25.44)%	0.74%	8.13%
Return After Taxes on Distributions[2]	(26.30)%	(2.38)%	6.02%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(15.55)%	0.57%	6.93%
Russell 2000 Value[3]	(28.92)%	(0.27)%	6.11%

1
The Fund is the successor to the Touchstone Small Fund, formerly a portfolio of the Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund’s Institutional Shares total returns for such periods are those of the Touchstone Small Fund, but adjusted to reflect the absence of sales charges applicable to that Class.

2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. “

Under the heading entitled “Financial Highlights” please delete the section in its entirety and replace with the following:

“The Fund is the successor to the Touchstone Diversified Small Cap Value Fund (the “Touchstone Small Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. On August 28, 2009 the Touchstone Small Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Small Fund became the accounting survivor.

The Touchstone Small Fund did not have an Institutional Share Class.  Accordingly, there is no historical financial information for the Fund’s Institutional Shares to adopt. The Fund’s fiscal year end is September 30. As the Fund’s first fiscal year for the Fund’s Institutional Shares will end on September 30, 2009, audited financial information for the Institutional Shares is not available as of the date of this prospectus.”

August 28, 2009

Cusip 314172 26 3
40908 (8/09)

Federated Clover Small Value Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Diversified Small Cap Value Fund, formerly a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Small Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Diversified Small Cap Value Fund. Upon consummation of the reorganization on August 28, 2009, Federated Clover Small Value Fund adopted the performance history and the financial operating history of the Touchstone Diversified Small Cap Value Fund.  Accordingly, the performance information provided in this Statement of Additional Information for the periods prior to August 28, 2009 is historical information of the Touchstone Diversified Small Cap Value Fund.

Under the section titled “How Does the Fund Measure Performance” please add the following chart after the third paragraph of this section.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, 5-year and 10-year  periods ended September 30, 2008.

Yield is given for the 30-day period ended September 30, 2008.

	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	N/A	(14.08)%	7.92%	11.60%
After Taxes on Distributions	N/A	(19.58)%	4.78%	9.49%
After Taxes on Distributions and Sale of Shares	N/A	(5.66)%	6.28%	9.79%
Yield	0.39%	N/A	N/A	N/A
Class C Shares:
Total Return
Before Taxes	N/A	(9.56)%	8.43%	11.45%
After Taxes on Distributions	N/A	(15.37)%	5.28%	9.35%
After Taxes on Distributions and Sale of Shares	N/A	(2.50)%	6.76%	9.68%
Yield	0.00%	N/A	N/A	N/A

Institutional Shares:
Total Return
Before Taxes	N/A	(8.85)%	9.20%	12.26%
After Taxes on Distributions	N/A	(14.69)%	6.03%	10.14%
After Taxes on Distributions and Sale of Shares	N/A	(2.05)%	7.41%	10.41%
Yield	N/A	N/A	N/A	N/A

August 28, 2009

Cusip 314172 28 9
Cusip 314172 27 1
Cusip 314172 26 3
40910 (8/09)

Federated Clover Value Fund
Class A Shares
Class B Shares
Class C Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO PROSPECTUS DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Value Opportunities Fund. Upon consummation of the reorganization, on August 28, 2009 Federated Clover Value Fund adopted the performance history and the financial operating history of the Touchstone Value Opportunities Fund.  Accordingly, the risk return bar charts and tables and financial highlights of the Federated Clover Value Fund are being updated to reflect the adopted performance and financial operating history. In addition, Federated Clover Value Fund is refining its investment strategy primarily to further detail the selection process used to select investments in the Funds and to clarify that the Fund normally invests in companies with large market capitalizations to a greater degree than small and mid market capitalization companies. The revised investment strategy is included below.

 Please replace the first paragraph on the front cover with the following:

“A mutual fund seeking capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations.”

Under the heading entitled “What are the Fund’s Main Investment Strategies” please delete the section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.  The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.   In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

As more fully described in this Prospectus, the Fund’s investments may include, but are not limited to, the following: equity securities of domestic issuers (including American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies), derivative instruments and/or hybrid instruments, such as futures and options and exchange-traded funds (ETFs).”

Under the heading entitled “Risk Return Bar Chart and Table” please delete the narrative and chart information in their entirety and replace them with the following:

“The Fund is the successor to the Touchstone Value Opportunities Fund (the “Touchstone Value Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Value Fund. The Touchstone Value Fund was managed by the same portfolio management team as the Fund. Touchstone Value Fund shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar-year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The “y” axis reflects the “% Total Return” beginning with -40% and increasing in increments of 5% up to 40%

The “x” axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008.   The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year.   The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, fort he calendar years 1999 through 2008.   The percentages noted are:  4.27%, 10.70%, 13.00%, -12.04%, 32.65%, 17.77%, 12.09%, 15.18%, 8.28% and -35.77%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees.  If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.21%.

Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 19.28% (quarter ended June 30, 2003). Its lowest quarterly return was (22.28)% (quarter ended December 31, 2008).

Under the heading entitled “Average Annual Total Return Table” please delete the narrative and chart information and replace with the following:

“The Average Annual Total Returns for the Fund’s Class A Shares, Class B Shares and Class C Shares are reduced to reflect applicable sales charges.  Return Before Taxes is shown for all classes.   In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on the Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Value Index (Russell 3000 Value) and the Russell 1000 Value Index (Russell 1000 Value).  Returns of the Russell 3000 Value and Russell 1000 Value do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.  The indexes are unmanaged and, unlike the Fund, are not affected by cash flows.  It is not possible to invest directly in an index.

 (For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares[1,2]
Return Before Taxes	(39.45)%	(0.06)%	4.26%
Return After Taxes on Distributions[3]	(39.61)%	(1.70)%	2.40%
Return After Taxes on Distributions and Sale of Fund Shares[3]	(25.44)%	0.04%	3.26%
Class B Shares[4]	(39.75)%	0.10%	4.24%
Class C Shares[2]	(36.23)%	0.44%	4.13%
Russell 3000 Value[5]	(36.25)%	(0.72)%	1.69%
Russell 1000 Value[6]	(36.85)%	(0.79)%	1.36.%

1	The Fund is the successor to the Touchstone Value Fund, formerly a portfolio of the Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009.

2	The Fund’s Class A Shares and Class C Shares total returns for such periods are those of the Touchstone Value Fund.

3
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

4
The Fund’s Class B Shares total returns for such periods are those of the Touchstone Value Fund , but adjusted to reflect the contingent deferred sales charge (CDSC) and expenses applicable to Class B Shares.

5
The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

6
The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.”

Under the heading entitled “What are the Fund’s Investment Strategies?” please delete this section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.   The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.   In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stock and ADRs (and other domestically traded securities foreign companies) which may constitute up to 20% of the Fund’s assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common stock, and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs). Assets of the Fund not invested in the equity securities described above may be invested in other securities such as money market funds, exchange-traded funds and repurchase agreements. Under normal circumstances, up to 30% of the Fund’s assets may be invested in money market or similar cash investments in order to maintain liquidity or if the Adviser determines that securities meeting the fund’s investment objective are not otherwise reasonably available for purchase.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

•	obtain premiums from the sale of derivative contracts;

•	realize gains from trading a derivative contract; or

•	hedge against potential losses.

There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.”

Under the heading entitled “Financial Highlights” please delete the section in its entirety and replace with the following:

“The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

The Fund is the successor to the Touchstone Value Fund (Predecessor Fund) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor.  Accordingly, the information in the financial highlights for the periods prior to August 28, 2009, is historical information of the Touchstone Value Fund. The Touchstone Value Fund was managed by the same portfolio management team as the Fund. Touchstone Value Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

This information for the Fund’s Class A Shares and Class C Shares has been audited by Ernst & Young LLP, an independent registered public accounting firm.  Their report and the Predecessor Fund’s financial statements are included in the Predecessor Fund’s 2008 Annual Report.

The Fund’s fiscal year end is September 30.  As the Fund’s first fiscal year for the Fund’s Class B shares will end on September 30, 2009, audited financial information for the Fund’s Class B Shares is not available as of the date of this prospectus.

Federated Clover Value Fund- Class A Shares

Financial Highlights1

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	9/30/2008	09/30/2007 [2]
Net Asset Value, Beginning of Period	$17.85	$19.51
Income From Investment Operations:
Net investment income	0.18	0.09
Net realized and unrealized gain (loss) on investments	(2.97)	1.95
TOTAL FROM INVESTMENT OPERATIONS	(2.79)	2.04
Less Distributions:
Distributions from net investment income	(0.17)	(0.12)
Distributions from net realized gains	(1.43)	(3.58)
TOTAL DISTRIBUTIONS	(1.60)	(3.70)
Net Asset Value, End of Period	$13.46	$17.85
Total Return[3]	(17.01)%	11.90%
Ratios to Average Net Assets:
Net expenses	1.20%	1.31%[4]
Net investment income	1.25%	0.77%[4]
Expense waiver/reimbursement[5]	0.48%	_
Supplemental Data:
Net assets, end of period (000 omitted)	$8,231	$472
Portfolio turnover	96%	62%

1
Represents per share information for the Predecessor Fund.  On the merger date, the Predecessor Fund shareholders received shares in the Fund based on a conversion ratio.  On that date, the Financial Highlights shown above were adjusted to be more comparable.  This adjustment did not affect the value of the Fund’s net assets or each shareholder’s proportional ownership interest in those assets.

2	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.

3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year are not annualized.

4	Computed on an annualized basis.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Predecessor Fund’s Annual Report, dated September 30, 2008 which can be obtained free of charge.

Federated Clover Value Fund- Class C Shares

Financial Highlights1

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended
	9/30/2008	09/30/2007 [2]
Net Asset Value, Beginning of Period	$17.81	$19.51
Income From Investment Operations:
Net investment income	0.11	0.05
Net realized and unrealized gain (loss) on investments	(3.01)	1.93
TOTAL FROM INVESTMENT OPERATIONS	(2.90)	1.98
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)
Distributions from net realized gains	(1.43)	(3.58)
TOTAL DISTRIBUTIONS	(1.49)	(3.68)
Net Asset Value, End of Period	$13.42	$17.81
Total Return[3]	(17.62)%	11.52%
Ratios to Average Net Assets:
Net expenses	1.95%	1.86%[4]
Net investment income	0.55%	0.20%[4]
Expense waiver/reimbursement[5]	0.61%	_
Supplemental Data:
Net assets, end of period (000 omitted)	$3,865	$423
Portfolio turnover	96%	62%

1
Represents per share information for the Predecessor Fund.  On the merger date, the Predecessor Fund shareholders received shares in the Fund based on a conversion ratio.  On that date, the Financial Highlights shown above were adjusted to be more comparable. This adjustment did not affect the value of the Fund’s net assets or each shareholder’s proportional ownership interest in those assets.

2	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.

3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year are not annualized.

4	Computed on an annualized basis.

5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Predecessor Fund’s Annual Report, dated September 30, 2008 which can be obtained free of charge.

  August 28, 2009

Cusip 314172 25 5
Cusip 314172 24 8
Cusip 314172 23 0
40904 (8/09)

Federated Clover Value Fund
Class K Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO PROSPECTUS DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Value Opportunities Fund. Upon consummation of the reorganization, on August 28, 2009 Federated Clover Value Fund adopted the performance history and the financial operating history of the Touchstone Value Opportunities Fund.  Accordingly, the risk return bar charts and tables and financial highlights of the Federated Clover Value Fund are being updated to reflect the adopted performance and financial operating history. In addition, Federated Clover Value Fund is refining its investment strategy primarily to further detail the selection process used to select investments in the Funds and to clarify that the Fund normally invests in companies with large market capitalizations to a greater degree than small and mid market capitalization companies. The revised investment strategy is included below.

Please replace the first paragraph on the front cover with the following:

“A mutual fund seeking capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations.”

Under the heading entitled “What are the Fund’s Main Investment Strategies” please delete the section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.  The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.   In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

As more fully described in this Prospectus, the Fund’s investments may include, but are not limited to, the following: equity securities of domestic issuers (including American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies), derivative instruments and/or hybrid instruments, such as futures and options and exchange-traded funds (ETFs).”

Under the heading entitled “Risk Return Bar Chart and Table” please delete the narrative and chart information in their entirety and replace them with the following:

“The Fund is the successor to the Touchstone Value Opportunities Fund (the “Touchstone Value Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March, 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Value Fund, adjusted to reflect the expenses as applicable for the Class K Shares of the Fund. The Touchstone Value Fund was managed by the same portfolio management team as the Fund. Touchstone Value Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class K Shares total returns on a calendar-year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The “y” axis reflects the “% Total Return” beginning with -40% and increasing in increments of 5% up to 40%

The “x” axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008.   The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year.   The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, fort he calendar years 1999 through 2008.   The percentages noted are:  3.76%, 10.18%, 12.45%, -12.47%, 32.03%, 17.21%, 11.56%, 14.63%, 7.76% and -36.09%, respectively.

The Fund’s Class K Shares are sold without a sales charge (load).  The total returns shown in the bar chart above are based upon net asset value.

The Fund’s Class K Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was (0.03)%.

Within the period shown in the bar chart, the Fund’s Class K Shares highest quarterly return was 19.15% (quarter ended June 30, 2003). Its lowest quarterly return was (22.38) % (quarter ended December 31, 2008).

Under the heading entitled “Average Annual Total Return Table” please delete the narrative and chart information and replace with the following:

“Return Before Taxes is shown.   The table also shows returns for the Russell 3000 Value Index (Russell 3000 Value) and the Russell 1000 Value Index (Russell 1000 Value).  Returns of the Russell 3000 Value and Russell 1000 Value do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.  The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

 (For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class K Shares1,2:
Return Before Taxes	(36.09)%	0.64%	4.37%
Russell 3000 Value[3]	(36.25)%	(0.72)%	1.69%
Russell 1000 Value[4]	(36.85)%	(0.79)%	1.36%

1	The Fund is the successor to the Touchstone Value Fund, formerly a portfolio of the Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009.

2	The Fund’s Class K Shares total returns for such periods are those of the Touchstone Value Fund but adjusted to reflect the expenses applicable to Class K Shares.

3
The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

4
The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.”

Under the heading entitled “What are the Fund’s Investment Strategies?” please delete this section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.   The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.   In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stock and ADRs (and other domestically traded securities foreign companies) which may constitute up to 20% of the Fund’s assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common stock, and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs). Assets of the Fund not invested in the equity securities described above may be invested in other securities such as money market funds, exchange-traded funds and repurchase agreements. Under normal circumstances, up to 30% of the Fund’s assets may be invested in money market or similar cash investments in order to maintain liquidity or if the Adviser determines that securities meeting the fund’s investment objective are not otherwise reasonably available for purchase.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
•           obtain premiums from the sale of derivative contracts;
•           realize gains from trading a derivative contract; or
•           hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.”

Under the heading entitled “Financial Highlights” please delete the section in its entirety and replace with the following:

“The Fund is the successor to the Touchstone Value Opportunities Fund (the “Touchstone Value Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16,, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor

The Touchstone Value Fund did not have Class K Shares.  Accordingly, there is no historical financial information for the Fund’s Class K Shares to adopt. The Fund’s fiscal year end is September 30. As the Fund’s first fiscal year for the Fund’s Class K Shares will end on September 30, 2009, audited financial information for the Class K Shares is not available as of the date of this prospectus.”

August 28, 2009
Cusip 314172 22 2

40906 (8/09)

Federated Clover Value Fund
Institutional Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO PROSPECTUS DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Value Opportunities Fund. Upon consummation of the reorganization, on August 28, 2009 Federated Clover Value Fund adopted the performance history and the financial operating history of the Touchstone Value Opportunities Fund.  Accordingly, the risk return bar charts and tables and financial highlights of the Federated Clover Value Fund are being updated to reflect the adopted performance and financial operating history. In addition, Federated Clover Value Fund is refining its investment strategy primarily to further detail the selection process used to select investments in the Funds and to clarify that the Fund normally invests in companies with large market capitalizations to a greater degree than small and mid market capitalization companies. The revised investment strategy is included below.

 Please replace the first paragraph on the front cover with the following:

“A mutual fund seeking capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations.”

Under the heading entitled “What are the Fund’s Main Investment Strategies” please delete the section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.  The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.  In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

As more fully described in this Prospectus, the Fund’s investments may include, but are not limited to, the following: equity securities of domestic issuers (including American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies), derivative instruments and/or hybrid instruments, such as futures and options and exchange-traded funds (ETFs).”

Under the heading entitled “Risk Return Bar Chart and Table” please delete the narrative and chart information in their entirety and replace them with the following:

“The Fund is the successor to the Touchstone Value Opportunities Fund (the “Touchstone Value Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor.  Accordingly, the performance information and financial information provided in this prospectus for the periods prior to August 28, 2009, is historical information of the Touchstone Value Fund and has not been adjusted to reflect the expense of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Touchstone Value Fund. The Touchstone Value Fund was managed by the same portfolio management team as the Fund. Touchstone Value Fund Shareholders received Class A Shares or Class C Shares of the Fund as a result of the reorganization.

The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar-year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
The “y” axis reflects the “% Total Return” beginning with -40% and increasing in increments of 5% up to 40%

The “x” axis represents calculation periods from the earliest first full calendar year end of the Fund’s start of business through the calendar year ended 2008.   The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year.   The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, fort he calendar years 1999 through 2008.   The percentages noted are:  4.27%, 10.70%, 13.00%, -12.04%, 32.65%, 17.77%, 12.09%, 15.18%, 8.28% and -35.77%, respectively.

The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns shown in the bar chart above are based upon net asset value.

The Fund’s Institutional Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.21%.

Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 19.28% (quarter ended June 30, 2003). Its lowest quarterly return was (22.28) % (quarter ended December 31, 2008).”

Under the heading entitled “Average Annual Total Return Table” please delete the narrative and chart information and replace with the following:

 “Return Before Taxes is shown for Institutional Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on the Fund returns.  Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Value Index (Russell 3000 Value) and the Russell 1000 Value Index (Russell 1000 Value).  Returns of the Russell 3000 Value and the Russell 1000 Value do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.  The indexes are unmanaged and, unlike the Fund, are not affected by cash flows.   It is not possible to invest directly in an index.

 (For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Institutional Shares[1] :
Return Before Taxes	(35.77)%	1.13%	4.87%
Return After Taxes on Distributions[2]	(35.94)%	(0.58)%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(23.03)%	1.00%	3.78%
Russell 3000 Value[3]	(36.25)%	(0.72)%	1.69%
Russell 1000 Value[4]	(36.85)%	(0.79)%	1.36%

1
The Fund is the successor to the Touchstone Value Fund, formerly a portfolio of the Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009.  . The Fund’s Institutional Shares total returns for such periods are those of the Touchstone Value Fund, but adjusted to reflect the absence of sales charges applicable to that class.

2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3
The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

4
The Russell 1000 Value Index measures the performance of the 1000 largest of the 3000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.”

Under the heading entitled “What are the Fund’s Investment Strategies?” please delete this section in its entirety and replace with the following:

“The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Adviser believes are undervalued relative to the market or their historic valuations.  Securities with mid or small market capitalizations may also be held.  Large cap companies are considered to be companies with market capitalizations similar to those in the Russell 1000 Index.  The Fund seeks to invest in securities of U.S. companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios.  In selecting securities for the Fund, the Adviser will seek to identify companies whose stock is out of favor with investors.   In searching for undervalued companies in which to invest, the Adviser seeks companies with the fundamental strength to capitalize on change agents, such as internal changes (e.g. management changes, restructuring or merger and acquisition activity or sales mix shifts), external changes (e.g. regulatory changes, marketplace shifts or technological advances) or companies with deep seated advantages (e.g. captive customers, pricing power, patents or strong brand names) that are undergoing short-term challenges. The Adviser generally will consider selling a security when its price target for the security has been achieved, its investment thesis has been invalidated or if it finds a more compelling investment alternative.

Under normal market conditions, the Fund invests its assets in a diversified portfolio of equity securities including common stocks, preferred stocks which are convertible into common stock and ADRs (and other domestically traded securities foreign companies) which may constitute up to 20% of the Fund’s assets. In addition to these equity securities, the Fund may also invest in debt securities convertible into common stock, and may invest up to 5% of its net assets in warrants and rights to purchase common stocks, and up to 10% of its net assets in equity interests issued by real estate investment trusts (REITs). Assets of the Fund not invested in the equity securities described above may be invested in other securities such as money market funds, exchange-traded funds and repurchase agreements. Under normal circumstances, up to 30% of the Fund’s assets may be invested in money market or similar cash investments in order to maintain liquidity or if the Adviser determines that securities meeting the fund’s investment objective are not otherwise reasonably available for purchase.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
•           obtain premiums from the sale of derivative contracts;
•           realize gains from trading a derivative contract; or
•           hedge against potential losses.
There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended.”

Under the heading entitled “Financial Highlights” please delete the section in its entirety and replace with the following:

“The Fund is the successor to the Touchstone Value Opportunities Fund (the “Touchstone Value Fund”) a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to a common fund that was organized as a Delaware limited liability company and only available to accredited investors. The Fund assumed the performance of the successor common fund.  On August 28, 2009 the Touchstone Value Fund, formerly a portfolio of Touchstone Funds Group Trust, was reorganized into the Fund.  As a result of the reorganization, the Touchstone Value Fund became the accounting survivor.

The Touchstone Value Fund did not have an Institutional Share Class. Accordingly, there is no historical financial information for the Fund’s Institutional Shares to adopt. The Fund’s fiscal year end is September 30. As the Fund’s first fiscal year for the Fund’s Institutional Shares will end on September 30, 2009, audited financial information for the Institutional Shares is not available as of the date of this prospectus.”

August 28, 2009

Cusip 314172 21 4
40905 (8/09)

Federated Clover Value Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares

A Portfolio of Federated Equity Funds

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 21, 2009

At a special meeting of shareholders, held on August 20, 2009, shareholders of Touchstone Value Opportunities Fund, formerly a portfolio of Touchstone Funds Group Trust, approved the proposed Agreement and Plan of Reorganization pursuant to which Federated Clover Value Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of Touchstone Value Opportunities Fund. Upon consummation of the reorganization on August 28, 2009, Federated Clover Value Fund adopted the performance history and the financial operating history of the Touchstone Value Opportunities Fund. Accordingly, the performance information of the Fund provided in this Statement of Additional Information for the periods prior to August 28, 2009 is historical information of the Touchstone Value Opportunities Fund.

Under the section titled “How Does the Fund Measure Performance” please add the following chart after the third paragraph of this section.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, 5-year and  10-year  periods ended September 30, 2008.

Yield is given for the 30-day period ended September 30, 2008.

	30-Day Period	1 Year	5 Years	10 Years
Class A Shares:
Total Return
Before Taxes	N/A	(21.78)%	8.10%	7.80%
After Taxes on Distributions	N/A	(22.89)%	6.21%	5.78%
After Taxes on Distributions and Sale of Shares	N/A	(12.36)%	6.78%	6.13%
Yield	0.84%	N/A	N/A	N/A
Class B Shares:
Total Return
Before Taxes	N/A	(21.79)%	8.30%	7.78%
After Taxes on Distributions	N/A	(22.96)%	6.38%	5.77%
After Taxes on Distributions and Sale of Shares	N/A	(12.25)%	6.97%	6.13%
Yield	N/A	N/A	N/A	N/A
Class C Shares:

Total Return
Before Taxes	N/A	(17.62)%	8.65%	7.67%
After Taxes on Distributions	N/A	(18.69)%	6.78%	5.67%
After Taxes on Distributions and Sale of Shares	N/A	(9.64)%	7.29%	6.04%
Yield	0.04%	N/A	N/A	N/A
Institutional Shares:
Total Return
Before Taxes	N/A	(17.01)%	9.39%	8.44%
After Taxes on Distributions	N/A	(18.18)%	7.48%	6.41%
After Taxes on Distributions and Sale of Shares	N/A	(9.14)%	7.92%	6.71%
Yield	N/A	N/A	N/A	N/A
Class K Shares:
Total Return
Before Taxes	N/A	(17.41)%	8.87%	7.92%
Yield	N/A	N/A		N/A

  August 28, 2009

Cusip 314172 25 5
Cusip 314172 24 8
Cusip 314172 23 0
Cusip 314172 22 2
Cusip  314172 21 4
40907  (8/09)